Common Shares - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)				38,446,394	39,741,204
Common stock, par value (in usd per share)		$ 0.01		$ 0.01	$ 0.01
Value of stock				$ 715,314	$ 620,344	$ 272,598		$ 874,967
Paid-in capital				2,064,168	2,057,958
Value of treasury stock held				$ 17,669	$ 717
Treasury stock, shares held in treasury (in shares)				2,328,179	35,869
Common stock issued (in shares)		19,400,000
Shares issued, price per share		$ 9.00
Proceeds from issuance of common stock		$ 165,900		$ 0	$ 165,896	82,254
Issuance of restricted stock, net of forfeitures	2,292,310
Stock repurchased and retired during period, value	$ 17,000
Stock repurchase program, authorized amount							$ 50,000
Remaining number of shares authorized to be repurchased				50,000,000
Retirement of treasury stock					$ 0
Common stock, dividends, per share, cash paid (in usd per share)				$ 0.04	$ 0.12
Dividends paid				$ 1,601	$ 1,712	$ 3,234
SSH
Class of Stock [Line Items]
Equity issued to related party		3,700,000
President
Class of Stock [Line Items]
Equity issued to related party		222,222
Non-executive director
Class of Stock [Line Items]
Equity issued to related party		11,111
Common stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)				38,446,394	39,741,204	11,310,073		7,248,295
Value of stock				$ 1,134	$ 1,124	$ 859		$ 809
Common stock issued (in shares)					27,649,600	4,715,000
Retirement of treasury stock					$ 20
Treasury stock
Class of Stock [Line Items]
Value of stock				$ (17,669)	(717)	$ (73,444)		$ (56,720)
Number of treasury stock shares retired (in shares)			2,000,000
Retirement of treasury stock			$ 74,100		$ 74,134